Loss on Extinguishment of Debt (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 16, 2014	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2013
Extinguishment of Debt [Line Items]
Total loss on extinguishment of debt	$ 1,019		$ 64	$ 3,931	$ 1,019
Write-off of original issue discount
Extinguishment of Debt [Line Items]
Total loss on extinguishment of debt					690
Write-off of deferred financing fees on debt
Extinguishment of Debt [Line Items]
Total loss on extinguishment of debt					$ 329
Predecessor
Extinguishment of Debt [Line Items]
Total loss on extinguishment of debt		$ 14,042				$ 4,140
Predecessor | Prepayment fee
Extinguishment of Debt [Line Items]
Total loss on extinguishment of debt		2,400
Predecessor | Write-off of deferred financing fees on debt
Extinguishment of Debt [Line Items]
Total loss on extinguishment of debt		$ 11,642				$ 4,140